List Of Significant Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2011 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2010 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2011 Willemstad, Curacao, Netherlands Antilles [Member] Advanced Semiconductor Materials (Netherlands Antilles) N.V. [Member]	Dec. 31, 2010 Willemstad, Curacao, Netherlands Antilles [Member] Advanced Semiconductor Materials (Netherlands Antilles) N.V. [Member]	Dec. 31, 2011 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2010 Montpellier, France [Member] ASM France S.A.R.L. [Member]	Dec. 31, 2011 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2010 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2011 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2010 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2011 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2010 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2011 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2010 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2011 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2010 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2010 Phoenix, Arizona, United States [Member] ASM America, Inc. [Member]	Dec. 31, 2011 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2010 Phoenix, Arizona, United States [Member] ASM NuTool, Inc. [Member]	Dec. 31, 2011 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2010 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2011 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2010 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2010 Shanghai, People's Republic Of China [Member] ASM China Trading Ltd. [Member]	Dec. 31, 2011 Shanghai, People's Republic Of China [Member] ASM Assembly Systems Ltd [Member]		Dec. 31, 2011 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2010 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2010 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2011 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2010 Singapore [Member] ASM Technology Singapore Pte Ltd. [Member]		Dec. 31, 2011 Singapore [Member] ASM Assembly Systems Pte. Ltd. [Member]		Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Far East Marketing Ltd. [Member]	Dec. 31, 2010 Hsin-Chu, Taiwan [Member] ASM Far East Marketing Ltd. [Member]	Dec. 31, 2011 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2010 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2011 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2010 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Pacific Technology Ltd. [Member]	Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Automation Ltd. [Member]		Dec. 31, 2011 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2010 Kwai Chung, Hong Kong, People's Republic Of China [Member] ASM Assembly Materials Ltd. [Member]		Dec. 31, 2011 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2010 Johor Bahru, Malaysia [Member] ASM Technology (M) Sdn. Bhd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) Co. Ltd. [Member]		Dec. 31, 2010 Shenzhen, People's Republic Of China [Member] ASM Semiconductor Materials (Shenzhen) Co. Ltd. [Member]		Dec. 31, 2011 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2010 Shenzhen, People's Republic Of China [Member] Shenzhen ASM Micro Electronic Technology Co. Ltd. [Member]		Dec. 31, 2011 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2010 Guernsey, Channel Islands [Member] Edgeward Development Ltd. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Munich, Germany [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Manchester, United Kingdom [Member] ASM Assembly Systems Ltd [Member]		Dec. 31, 2011 Bussy Saint Georges, France [Member] ASM Assembly Systems SAS [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH. [Member]		Dec. 31, 2011 Vienna, Austria [Member] ASM Assembly Systems Management GmbH & C o K G [Member]		Dec. 31, 2011 Suwanee, United States [Member] ASM Assembly Systems, LLC [Member]		Dec. 31, 2011 Jalisco, Mexico [Member] ASM Assembly Systems S. De R.L. De C. V [Member]		Dec. 31, 2011 Sollentuna, Sweden [Member] ASM Assembly Systems AB. [Member]		Dec. 31, 2011 Milan, Italy [Member] ASM Assembly Systems S.R.L. [Member]		Dec. 31, 2011 Sao Paulo, Brazil [Member] ASM Sistemas Para Montagem De Componentes Eletrnicos Ltda [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of interest acquired in subsidiary	52.17%	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[2]	100.00%	[2]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	52.17%	[4]	52.36%	[4]	52.17%	[3]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	52.17%	52.36%	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[4]	52.36%	[4]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]	52.17%	[3]
Subsidiary acquisition date	January 7, 2011

[1]	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[2]	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
[3]	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.
[4]	100% subsidiaries of ASM Pacific Technology Ltd.